THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

December 28, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds

Form N-CSR Annual Report to Shareholders

1940 Act File No. 811-5075

Ladies and Gentlemen:

On behalf of Thrivent Mutual Funds (the “Registrant”), I am transmitting herewith for filing electronically with the Securities and Exchange Commission a copy of the Registrant’s annual report on Form N-CSR.

If you have any questions, please call me at (612) 844-4198. Thank you.

Sincerely,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer